Derivative financial instruments (Details) - Schedule of financial instruments - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative financial instruments (Details) - Schedule of financial instruments [Line Items]
Total derivative financial instruments	$ 7,364,829	$ 5,422,917		$ 1,518,249
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Derivative financial instruments (Details) - Schedule of financial instruments [Line Items]
Total derivative financial instruments	$ 7,364,829	$ 5,422,917